Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes (Tables) [Abstract]
Schedule of income before income taxes by jurisdiction
	2015	2014	2013
Germany	$134.193	$243.684	$234.336
United States	1.440.040	1.262.570	1.254.690
Other	361.039	337.152	358.609
	$1.935.272	$1.843.406	$1.847.635

Schedule of income tax benefit from continuing operations by jurisdiction
	2015	2014	2013
Current:
Germany	$72.231	$72.613	$81.117
United States	458.780	270.676	387.017
Other	138.588	141.291	116.186
	669.599	484.580	584.320

Deferred:
Germany	(45.813)	(22.651)	(33.106)
United States	(12.693)	152.423	47.298
Other	11.030	(30.754)	(6.500)
	(47.476)	99.018	7.692
	$622.123	$583.598	$592.012

Schedule of income tax expense reconciliation
	2015	2014	2013

Expected corporate income tax expense	$573.228	$538.275	$538.770
Tax-free income	(35.715)	(44.658)	(68.558)
Income from equity method investees	(14.272)	(5.476)	(4.869)
Tax rate differentials	126.263	148.294	132.977
Nondeductible expenses	36.406	25.161	20.564
Taxes for prior years	19.969	(25.247)	(6.389)
Change in valuation allowance	(2.571)	6.284	3.154
Noncontrolling partnership interests	(109.470)	(81.594)	(55.023)
Tax on divestitures	14.953	-	-
Other	13.332	22.559	31.386
Actual income tax expense	$622.123	$583.598	$592.012
Effective tax rate	32,1%	31,7%	32,0%

Schedule of components of deferred tax assets
	2015	2014
Deferred tax assets:
Accounts receivable	$8.850	$7.007
Inventories	11.503	9.424
Intangible assets	7.967	6.876
Property, plant and equipment and other non-current assets	28.476	22.268
Accrued expenses and other liabilities	372.365	285.333
Pension liabilities	151.732	170.659
Net operating loss carryforwards, tax credit carryforwards and interest carryforwards	131.640	138.934
Derivatives	1.317	10.912
Stock-based compensation	3.173	11.934
Other	4.018	12.407
Total deferred tax assets	$721.041	$675.754
Less: valuation allowance	(34.654)	(49.479)
Net deferred tax assets	$686.387	$626.275

Deferred tax liabilities:
Accounts receivable	$43.664	$40.453
Inventories	8.318	10.316
Intangible assets	686.650	704.391
Property, plant and equipment and other non-current assets	129.835	163.286
Accrued expenses and other liabilities	5.575	10.368
Derivatives	5.488	4.177
Other	242.524	146.274
Total deferred tax liabilities	1.122.054	1.079.265
Net deferred tax assets (liabilities)	$(435.667)	$(452.990)

Summary of operating loss carryforwards
2016	$16.775
2017	16.411
2018	22.130
2019	27.396
2020	17.430
2021	5.187
2022	8.585
2023	4.144
2024	18.243
2025 and thereafter	4.819
Without expiration date	81.370
Total	$222.490

Summary of income tax contingencies
Unrecognized tax benefits (excluding interest)	2015	2014	2013

Balance at January 1,	$166.108	$199.924	$225.198
Increases in unrecognized tax benefits prior periods	30.973	35.584	25.260
Decreases in unrecognized tax benefits prior periods	(20.244)	(21.143)	(11.445)
Increases in unrecognized tax benefits current period	-	12.600	10.062
Changes related to settlements with tax authorities	(6.762)	(60.872)	(52.325)
Reductions as a result of a lapse of the statute of limitations	(1.300)	-	-
Foreign currency translation	(19.486)	15	3.174
Balance at December 31,	$149.289	$166.108	$199.924